BASIS OF PREPARATION	3 Months Ended
Mar. 31, 2025
Notes and other explanatory information [abstract]
BASIS OF PREPARATION

NOTE 2 – BASIS OF PREPARATION

1.	Significant accounting policy

Statement of Compliance

These unaudited Condensed Interim Consolidated financial statements of the Company are as of March 31, 2025, and presented in US dollars, which is not the functional currency. The functional currency is the NIS. These unaudited interim condensed consolidated financial statements have been prepared in accordance with the requirements of International Accounting Standard IAS 34 “Interim Financial Reporting” as issued by the IASB. They do not include all the information required in annual financial statements in accordance with IFRS accounting standards and should be read in conjunction with the financial statements of the Company for the year ended December 31, 2024.

The policies applied in these Condensed Interim Consolidated financial statements are based on IFRS accounting standards effective as of January 1, 2025, and are consistent with those included in the Company’s annual financial statements for the year ended December 31, 2024.

Basis of Consolidation

The financial results of subsidiaries are included in the consolidated financial statements from the date that control commences until the date that control ceases. Intercompany balances and transactions and any unrealized income and expenses arising from such transactions are eliminated upon consolidation.

Basis of measurement

These consolidated financial statements have been prepared on a going concern basis, under the historical cost basis, except for financial instruments which have been measured at fair value.

2.	Critical Estimates and Assumptions

The preparation of the Company’s financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and reported amounts of expenses during the reporting period. Actual outcomes could differ from these estimates. The Company’s financial statements include estimates which, by their nature, are uncertain. The impacts of such estimates are pervasive throughout the Company’s financial statements and may require accounting adjustments based on future occurrences. Revisions to accounting estimates are recognized in the period in which the estimate is revised and also in future periods when the revision affects both current and future periods.

The functional currency for each of the Company’s subsidiaries is the currency of the primary economic environment in which the respective entity operates; the Company has determined the functional currency of each entity to be the New Israeli Shekel. Such determination involves certain judgements to identify the primary economic environment. The Company reconsiders the functional currency of its subsidiaries if there is a change in events and/or conditions which determine the primary economic environment. During the three months ended March 31, 2025, there have been no such changes. The Company’s presentation currency is the U.S. dollar.

A2Z CUST2MATE SOLUTIONS CORP.

NOTES TO THE CONDENSED CONSOLIDATED INTERIM FINANCIAL STATEMENTS

(Unaudited)

(Expressed in Thousands of US Dollars, except per share data)

The critical judgments and significant estimates in applying accounting policies that have the most significant effect on the amounts recognized in the financial statements are the same as at December 31, 2024:

a)	Determining the fair value of share-based payment transactions

The fair value of share-based payment transactions is determined upon initial recognition by the Binomial model. The Binomial model is based on share price and exercise price and assumptions regarding expected volatility, term of share option, dividend yield and risk-free interest rate.

b)	Derivative liability – Warrants

The Company uses the Black-Scholes option-pricing model to estimate fair value at each reporting date. The key assumptions used in the model are the expected future volatility in the price of the Common Shares and the expected life of the warrants.

c)	ECL and their measurement

ECL are measured as the unbiased probability-weighted present value of all cash shortfalls over the expected life of each financial asset. For receivables from financial services, ECL are mainly calculated with a statistical model using three major risk parameters: probability of default, loss given default and exposure at default. The estimation of these risk parameters incorporates all available relevant information, not only historical and current loss data, but also reasonable and supportable forward-looking information reflected by the future expectation factors. This information includes macroeconomic factors (e.g., gross domestic product growth, unemployment rate, cost performance index) and forecasts of future economic conditions. For receivables from financial services, these forecasts are performed using a scenario analysis (base case, adverse and optimistic scenarios).

As of March 31, 2025, and December 31, 2024, ECL for trade and other account receivables are not material, and as such are not disclosed, in accordance IFRS 9.

3.	New Accounting Standards

The following new amendments are effective for the period beginning 1 January 2025: The Company and its subsidiaries did not have to change their accounting policies or make retrospective adjustments as a result of adopting these amended standards:

Lack of exchangeability (Amendments to IAS 21 The Effects of Changes in Foreign Exchange Rates)

On 15 August 2023, the IASB issued Lack of Exchangeability which amended IAS 21 The Effects of Changes in Foreign Exchange Rates (the “Amendments”).

These Amendments are applicable for annual reporting periods beginning on or after January 1, 2025. The Amendments introduce requirements to assess when a currency is exchangeable into another currency and when it is not. The Amendments require an entity to estimate the spot exchange rate when it concludes that a currency is not exchangeable into another currency. The Amendments also introduce additional disclosure requirements when an entity estimates a spot exchange rate because a currency is not exchangeable into another currency.

IAS 21, prior to the Amendments, did not include explicit requirements for the determination of the exchange rate when a currency is not exchangeable into another currency, which led to diversity in practice.

When applying the Amendments, an entity is not permitted to restate comparative information

These Amendments have had no material effect on the interim condensed consolidated financial statements.

A2Z CUST2MATE SOLUTIONS CORP.

NOTES TO THE CONDENSED CONSOLIDATED INTERIM FINANCIAL STATEMENTS

(Unaudited)

(Expressed in Thousands of US Dollars, except per share data)